Subsequent Events (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Billions	Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)		$ 0.01	$ 0.01
Columbia Financial, Inc. Merger
Subsequent Event [Line Items]
Percentage Of Share Own By Entity	73.10%
Columbia Financial, Inc. Merger | Subsequent Event
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)	$ 0.01
Columbia Financial, Inc. Merger | Subsequent Event | Columbia Financial, Inc.
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)	$ 0.01
Business combination, cash conversion eligible shares (as a percent)	30.00%
Columbia Financial, Inc. Merger | Subsequent Event | Columbia Financial, Inc. | Less Than Two Point Three Billion Valuation
Subsequent Event [Line Items]
Pro forma market value threshold	$ 2.3
Merger exchange ratio	1.425
Cash consideration (in dollar per share)	$ 14.25
Columbia Financial, Inc. Merger | Subsequent Event | Columbia Financial, Inc. | Greater Than Or Equal To Two Point Three Billion And Less Than Two Point Six Billion Valuation
Subsequent Event [Line Items]
Merger exchange ratio	1.45
Cash consideration (in dollar per share)	$ 14.5
Columbia Financial, Inc. Merger | Subsequent Event | Columbia Financial, Inc. | Greater Than Two Point Six Billion Valuation
Subsequent Event [Line Items]
Pro forma market value threshold	$ 2.6
Merger exchange ratio	1.465
Cash consideration (in dollar per share)	$ 14.65
Columbia Financial, Inc. Merger | Subsequent Event | Minimum | Columbia Financial, Inc. | Greater Than Or Equal To Two Point Three Billion And Less Than Two Point Six Billion Valuation
Subsequent Event [Line Items]
Pro forma market value threshold	$ 2.3
Columbia Financial, Inc. Merger | Subsequent Event | Maximum | Columbia Financial, Inc. | Greater Than Or Equal To Two Point Three Billion And Less Than Two Point Six Billion Valuation
Subsequent Event [Line Items]
Pro forma market value threshold	$ 2.6
Northfield Bancorp, Inc. [Member] | Subsequent Event
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)	$ 0.01